FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Financial instruments, measured at fair value

		Fair Value Measurements at Reporting
		Date Using
			Significant
		Quoted Prices	Other	Significant
	As of	in Active Markets	Observable	Unobservable
	December 31,	for Identical Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$107,628	$—	$107,628	$—
Short-term investments	995,350	—	995,350	—
Total	$1,102,978	$—	$1,102,978	$—

		Fair Value Measurements at Reporting
		Date Using
			Significant
		Quoted Prices	Other	Significant
	As of	in Active Markets	Observable	Unobservable
	December 31,	for Identical Assets	Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$246,673	$—	$246,673	$—
Short-term investments	774,618	—	774,618	—
Total	$1,021,291	$—	$1,021,291	$—